Related party transactions (Details) - Schedule of due to a related party - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to a related party	$ 4,709	$ 161,020
Qiaoling Lu [Member]
Related Party Transaction [Line Items]
Due to a related party	$ 4,709	$ 161,020